FPA Queens Road Small Cap Value Fund
SCHEDULE OF INVESTMENTS
As of August 31, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 89.6%
	TECHNOLOGY HARDWARE — 16.9%
114,675	Arrow Electronics, Inc.[1]	$15,301,085
242,562	Fabrinet[1,2]	38,996,693
284,626	InterDigital, Inc.	24,679,920
304,061	TD SYNNEX Corp.	30,938,207
		109,915,905
	INSURANCE — 11.5%
408,928	American Equity Investment Life Holding Co.[1]	21,951,255
510,127	CNO Financial Group, Inc.	11,936,972
29,635	Enstar Group Ltd.[1,2]	7,506,249
440,798	Horace Mann Educators Corp.	12,633,271
160,450	RLI Corp.	21,102,384
		75,130,131
	MACHINERY — 7.0%
14,871	AGCO Corp.	1,926,240
81,255	CSW Industrials, Inc.	14,595,836
112,171	Graco, Inc.	8,854,779
195,640	Oshkosh Corp.	20,313,301
		45,690,156
	APPAREL & TEXTILE PRODUCTS — 5.9%
27,860	Deckers Outdoor Corp.[1]	14,740,447
289,865	Levi Strauss & Co.	3,991,441
231,226	PVH Corp.	19,330,494
		38,062,382
	BANKING — 5.3%
298,282	Axos Financial, Inc.[1]	12,852,972
384,754	ServisFirst Bancshares, Inc.	21,561,614
		34,414,586
	SEMICONDUCTORS — 4.6%
36,153	Qorvo, Inc.[1]	3,882,471
132,326	Synaptics, Inc.[1]	11,583,818
534,634	Vishay Intertechnology, Inc.	14,670,357
		30,136,646
	GAS & WATER UTILITIES — 4.2%
321,890	New Jersey Resources Corp.	13,574,102
548,268	UGI Corp.	13,805,388
		27,379,490

FPA Queens Road Small Cap Value Fund
SCHEDULE OF INVESTMENTS - Continued
As of August 31, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	TECHNOLOGY SERVICES — 3.8%
239,386	CSG Systems International, Inc.	$13,001,054
98,028	Science Applications International Corp.	11,533,974
		24,535,028
	INDUSTRIAL SUPPORT SERVICES — 3.5%
191,909	MSC Industrial Direct Co., Inc. - Class A	19,586,232
55,401	VSE Corp.	3,144,007
		22,730,239
	FOOD — 3.4%
229,666	Darling Ingredients, Inc.[1]	14,184,172
174,987	TreeHouse Foods, Inc.[1]	8,140,395
		22,324,567
	INTERNET MEDIA & SERVICES — 2.4%
278,407	IAC, Inc.[1]	15,404,259
	PUBLISHING & BROADCASTING — 2.3%
350,302	Scholastic Corp.	15,220,622
	RETAIL - CONSUMER STAPLES — 2.2%
353,810	Sprouts Farmers Market, Inc.[1]	14,431,910
	SPECIALTY FINANCE — 2.0%
750,202	MGIC Investment Corp.	13,188,551
	SOFTWARE — 2.0%
163,309	Concentrix Corp.	13,036,957
	CHEMICALS — 1.9%
406,508	Livent Corp.[1]	8,727,727
231,233	Mativ Holdings, Inc.	3,792,221
		12,519,948
	ENGINEERING & CONSTRUCTION — 1.8%
116,607	MasTec, Inc.[1]	11,601,230
	CONSTRUCTION MATERIALS — 1.4%
67,921	Knife River Corp.[1]	3,495,215
284,095	MDU Resources Group, Inc.	5,784,174
		9,279,389

FPA Queens Road Small Cap Value Fund
SCHEDULE OF INVESTMENTS - Continued
As of August 31, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	WHOLESALE - DISCRETIONARY — 1.4%
447,328	G-III Apparel Group Ltd.[1]	$8,879,461
	WHOLESALE - CONSUMER STAPLES — 1.1%
366,769	United Natural Foods, Inc.[1]	7,383,060
	CONSUMER SERVICES — 0.9%
200,418	Upbound Group, Inc.	6,136,799
	CONTAINERS & PACKAGING — 0.9%
272,999	Graphic Packaging Holding Co.	6,071,498
	ELECTRICAL EQUIPMENT — 0.7%
16,898	Chase Corp.	2,137,597
9,682	Littelfuse, Inc.	2,585,869
		4,723,466
	AEROSPACE & DEFENSE — 0.7%
93,372	Ducommun, Inc.[1]	4,245,625
	HEALTH CARE FACILITIES & SVCS — 0.6%
212,859	Owens & Minor, Inc.[1]	3,597,317
	COMMERCIAL SUPPORT SERVICES — 0.3%
12,712	UniFirst Corp.	2,238,965
	INDUSTRIAL INTERMEDIATE PRODUCTS — 0.3%
112,678	L B Foster Co. - Class A1	1,984,260
	REIT — 0.3%
88,505	Equity Commonwealth - REIT	1,684,250
	MEDICAL EQUIPMENT & DEVICES — 0.2%
20,053	Enovis Corp.[1]	1,123,770
	HOME & OFFICE PRODUCTS — 0.1%
22,373	HNI Corp.	732,939
	TOTAL COMMON STOCKS
	(Cost $450,853,781)	583,803,406

FPA Queens Road Small Cap Value Fund
SCHEDULE OF INVESTMENTS - Continued
As of August 31, 2023 (Unaudited)

Number of Shares		Value
	PREFERRED STOCKS — 0.0%
	INDUSTRIALS — 0.0%
6,085	WESCO International, Inc., 10.625%[3,4]	$165,938
	TOTAL PREFERRED STOCKS
	(Cost $161,252)	165,938
	SHORT-TERM INVESTMENTS — 10.4%
	MONEY MARKET INVESTMENTS — 10.4%
67,624,567	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio, 5.14%[5]	67,624,567
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $67,624,568)	67,624,567
	TOTAL INVESTMENTS — 100.0%
	(Cost $518,639,601)	651,593,911
	Liabilities in Excess of Other Assets — (0.0)%	(298,908)
	TOTAL NET ASSETS — 100.0%	$651,295,003

REIT – Real Estate Investment Trusts

[1]Non-income producing security.
[2]Foreign security denominated in U.S. dollars.
[3]Perpetual security. Maturity date is not applicable.
[4]Variable or floating rate security.
[5]The rate is the annualized seven-day yield at period end.